ROU Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
ROU Assets and Operating Lease Liabilities [Abstract]
Schedule of Non-Cancellable Lease Contract	As of March 31, 2024 and 2023, the Group subsisted of the following non-cancellable lease contract.
Description of lease	Lease term
Office at China Insurance Group Building, Hong Kong	2 years from March 1, 2022 to February 29, 2024
Office at China Insurance Group Building, Hong Kong	3 years from March 1, 2024 to February 28, 2027
Amounts recognized in the consolidated balance sheet:
	As of March 31,
	2024	2023
Right-of-use assets	$280,903	$62,868

Operating lease liabilities
Current	91,990	69,584
Non-current	197,932	-
	$289,922	$69,584

Weighted average remaining lease terms (in years)	2.92	0.92

Information related to operating lease activities during the years ended March 31, 2024, 2023 and 2022 are as follows:
	For the Years Ended March 31,
	2024	2023	2022
ROU assets obtained in exchange for operating lease liabilities	$288,928	$-	$137,473

Amortization of ROU assets	71,094	68,678	5,764
Interest on operating lease liabilities	1,722	2,446	288
Total operating lease expenses, included within Occupancy Costs	$72,816	$71,124	$6,052

Schedule of Remaining Contractual Maturities	The following table summarizes the remaining contractual maturities of lease liabilities under operating lease as of March 31, 2024:
During the year ended March 31,
2025	$102,225
2026	122,670
2027	81,780
Total future lease payments	306,675
Less: imputed interest	(16,753)
Present value of lease obligations	$289,922